Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,812,500.00
Total Fee Amount	17,470.69
Total Offset Amount	0.00
Net Fee	$ 17,470.69
Offering Table N/A
Offset Table N/A	N/A